UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05440

MFS INTERMEDIATE INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
July 31, 2018
MFS®  Intermediate Income Trust

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Asset-Backed & Securitized – 5.6%
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	$49,610	$ 49,553
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	1,440,000	1,418,324
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.222% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)	596,786	598,752
Chesapeake Funding II LLC, 2017-3A, “A2”, FLR, 2.411% (LIBOR-1mo. + 0.34%), 8/15/2029 (n)	4,308,467	4,310,277
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.323% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	1,859,329	1,866,522
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,632,325
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	604,382	600,814
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	165,127	164,791
Falcon Franchise Loan LLC, 8.149%, 1/05/2023 (i)(z)	144,601	5,716
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	81,576	81,586
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	339,000	337,610
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,247,000	1,236,883
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,290,000	1,275,145
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,570,000	2,627,712
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	531,979	529,989
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	2,496,866	2,569,328
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.25% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)	1,117,883	1,115,586
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 3.267% (LIBOR-3mo. + 1.51%), 10/20/2027 (n)	1,998,000	1,996,761
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	362,677	359,836
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	2,360,000	2,367,743
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	1,297,065	1,253,780
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	852,089
		$ 27,251,122
Automotive – 1.5%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$1,770,000	$ 1,758,786
General Motors Financial Co., Inc., 3.95%, 4/13/2024	4,000,000	3,916,840
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,769,000	1,761,039
		$ 7,436,665
Broadcasting – 0.2%
Time Warner, Inc., 3.8%, 2/15/2027	$1,231,000	$ 1,177,065
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,039,000	$ 1,974,252
Building – 0.6%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,946,000	$ 2,720,453
Business Services – 0.2%
Fidelity National Information Services, Inc., 5%, 10/15/2025	$751,000	$ 794,639
Cable TV – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$ 1,373,444
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	2,925,000	2,831,328
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,779,002
		$ 6,983,774
Chemicals – 1.4%
Dow Chemical Co., 8.55%, 5/15/2019	$2,490,000	$ 2,597,565
LyondellBasell Industries N.V., 5%, 4/15/2019	336,000	339,234
Sherwin-Williams Co., 3.125%, 6/01/2024	4,000,000	3,842,904
		$ 6,779,703
Computer Software – 0.6%
Microsoft Corp., 3.125%, 11/03/2025	$3,110,000	$ 3,054,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.5%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$ 2,652,423
Conglomerates – 0.5%
Roper Technologies, Inc., 2.8%, 12/15/2021	$651,000	$ 636,605
United Technologies Corp., 3.125%, 5/04/2027	2,000,000	1,876,617
		$ 2,513,222
Consumer Products – 1.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$ 2,258,758
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	3,790,307
		$ 6,049,065
Consumer Services – 1.3%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$ 1,548,205
Priceline Group, Inc., 3.55%, 3/15/2028	2,737,000	2,610,631
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	480,000	318,528
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)	1,525,000	941,317
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	1,392,000	758,815
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	480,000	228,260
		$ 6,405,756
Defense Electronics – 0.3%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$1,400,000	$ 1,438,745
Electrical Equipment – 0.4%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$1,703,000	$ 1,685,450
Electronics – 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,000,000	$ 2,813,483
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	1,213,000	1,215,410
		$ 4,028,893
Emerging Market Quasi-Sovereign – 0.6%
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/2022 (n)	$228,000	$ 233,700
Petroleos Mexicanos, 6%, 3/05/2020	1,890,000	1,949,478
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	733,000	704,634
		$ 2,887,812
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$ 814,279
Energy - Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 10/01/2020	$853,000	$ 877,050
BP Capital Markets PLC, 4.742%, 3/11/2021	1,810,000	1,881,972
		$ 2,759,022
Food & Beverages – 2.9%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$6,000,000	$ 5,921,540
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	3,558,000	3,533,555
General Mills, Inc., 3.2%, 4/16/2021	592,000	589,294
Kraft Heinz Foods Co., 6.125%, 8/23/2018	2,380,000	2,384,588
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,876,000	1,878,492
		$ 14,307,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.5%
American International Group, Inc., 3.75%, 7/10/2025	$2,808,000	$ 2,746,493
American International Group, Inc., 3.9%, 4/01/2026	2,850,000	2,803,858
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	1,600,000	1,570,654
		$ 7,121,005
Insurance - Property & Casualty – 0.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$ 3,016,379
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	$2,510,000	$ 2,413,094
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$ 1,348,623
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$3,066,000	$ 2,881,816
Major Banks – 13.9%
Bank of America Corp., 2.151%, 11/09/2020	$750,000	$ 732,812
Bank of America Corp., 3.124% to 1/20/2022, FLR to 1/20/2023	5,400,000	5,298,990
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	2,928,412
Bank of New York Mellon Corp., 3.5%, 4/28/2023	3,446,000	3,444,071
Barclays PLC, 3.25%, 1/12/2021	3,848,000	3,795,013
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	2,560,000	2,620,046
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,477,326
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	975,619
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)	2,076,000	1,986,519
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,056,038
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,680,732
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR to 6/05/2023	1,750,000	1,691,473
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	4,000,000	3,931,968
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	1,500,000	1,446,865
ING Bank N.V., 5.8%, 9/25/2023 (n)	2,912,000	3,104,944
JPMorgan Chase & Co., 2.2%, 10/22/2019	2,090,000	2,073,844
JPMorgan Chase & Co., 4.625%, 5/10/2021	2,890,000	2,985,948
JPMorgan Chase & Co., 3.125%, 1/23/2025	3,500,000	3,352,783
Lloyds Bank PLC, 3.75%, 1/11/2027	1,400,000	1,325,445
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	656,000	646,884
Morgan Stanley, 5.625%, 9/23/2019	640,000	658,741
Morgan Stanley, 3.7%, 10/23/2024	1,816,000	1,796,368
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	5,333,434
Royal Bank of Scotland Group, PLC, FLR, 4.892% (LIBOR-3mo. + 1.754%), 5/18/2029	2,442,000	2,450,917
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	1,810,000	1,783,436
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,116,075
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,455,838
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,474,112
UBS Group Funding Ltd., FLR, 3.775% (LIBOR-3mo. + 1.44%), 9/24/2020 (n)	1,680,000	1,715,438
		$ 67,340,091
Medical & Health Technology & Services – 1.2%
CVS Health Corp., 3.7%, 3/09/2023	$741,000	$ 736,863
CVS Health Corp., 4.1%, 3/25/2025	3,000,000	2,999,553
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,120,000	2,101,395
		$ 5,837,811
Medical Equipment – 0.5%
Abbott Laboratories, 3.4%, 11/30/2023	$2,285,000	$ 2,261,995

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.6%
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	$1,740,000	$ 1,718,250
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,498,858
Glencore Funding LLC, 4%, 4/16/2025 (n)	880,000	843,901
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	1,751,325
Kinross Gold Corp., 5.95%, 3/15/2024	1,897,000	1,962,447
		$ 7,774,781
Midstream – 1.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$1,584,000	$ 1,556,641
Kinder Morgan Energy Partners LP, 3.5%, 3/01/2021	1,854,000	1,855,465
MPLX LP, 4%, 3/15/2028	3,395,000	3,285,759
		$ 6,697,865
Mortgage-Backed – 1.4%
Fannie Mae, 4.5%, 3/01/2019	$62,870	$ 63,352
Fannie Mae, 5%, 5/01/2019 - 12/01/2020	22,450	22,838
Fannie Mae, 6.5%, 11/01/2031	791,211	875,736
Freddie Mac, 5%, 6/01/2019	46,742	46,978
Freddie Mac, 5.5%, 11/01/2019 - 6/01/2020	147,885	149,596
Freddie Mac, 4.224%, 3/25/2020	2,224,644	2,263,981
Freddie Mac, 6%, 5/01/2021 - 8/01/2034	26,780	28,199
Freddie Mac, 3.064%, 8/25/2024	1,457,127	1,441,664
Freddie Mac, 3.243%, 4/25/2027	935,000	919,138
Freddie Mac, 3.187%, 9/25/2027	550,000	536,784
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	500,949	548,061
Ginnie Mae, 6.158%, 4/20/2058	51,482	54,224
		$ 6,950,551
Municipals – 1.0%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$3,704,000	$ 3,116,583
Puerto Rico Electric Power Authority Rev., “RR”, 5%, 7/01/2022	1,675,000	1,686,507
		$ 4,803,090
Network & Telecom – 1.1%
AT&T, Inc., 3.4%, 5/15/2025	$5,400,000	$ 5,128,970
Oils – 0.9%
Andeavor, 3.8%, 4/01/2028	$985,000	$ 941,497
Marathon Petroleum Corp., 3.625%, 9/15/2024	1,003,000	987,325
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,248,298
		$ 4,177,120
Other Banks & Diversified Financials – 1.8%
Citizens Bank N.A., 2.55%, 5/13/2021	$910,000	$ 885,741
Compass Bank, 3.5%, 6/11/2021	1,730,000	1,724,323
Compass Bank, 2.875%, 6/29/2022	1,826,000	1,759,100
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)	2,556,000	2,787,625
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,803,000	1,751,389
		$ 8,908,178
Pharmaceuticals – 1.9%
Actavis Funding SCS, 3.45%, 3/15/2022	$3,000,000	$ 2,966,081
Celgene Corp., 2.75%, 2/15/2023	2,628,000	2,518,640
Gilead Sciences, Inc., 3.65%, 3/01/2026	3,740,000	3,715,906
		$ 9,200,627
Real Estate - Retail – 0.2%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$690,000	$ 720,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$2,700,000	$ 2,597,291
Supranational – 0.6%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$ 3,035,108
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$ 3,733,040
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	889,310
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,920,000	1,907,033
SBA Tower Trust, 2.877%, 7/10/2046 (n)	586,000	572,861
		$ 7,102,244
Tobacco – 1.1%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)	$2,018,000	$ 1,908,415
Reynolds American, Inc., 8.125%, 6/23/2019	1,316,000	1,375,531
Reynolds American, Inc., 6.875%, 5/01/2020	1,340,000	1,421,114
Reynolds American, Inc., 3.25%, 6/12/2020	614,000	613,822
		$ 5,318,882
Transportation - Services – 0.5%
TTX Co., 2.6%, 6/15/2020 (n)	$2,450,000	$ 2,411,618
U.S. Government Agencies and Equivalents – 0.7%
AID-Ukraine, 1.847%, 5/29/2020	$2,500,000	$ 2,458,840
Small Business Administration, 6.35%, 4/01/2021	57,626	59,035
Small Business Administration, 6.34%, 5/01/2021	59,394	60,676
Small Business Administration, 6.44%, 6/01/2021	65,471	67,337
Small Business Administration, 6.625%, 7/01/2021	71,452	73,443
Small Business Administration, 5.34%, 11/01/2021	244,181	248,400
Small Business Administration, 4.93%, 1/01/2024	128,405	132,152
Small Business Administration, 5.36%, 11/01/2025	204,420	210,694
Small Business Administration, 5.39%, 12/01/2025	163,283	168,949
		$ 3,479,526
U.S. Treasury Obligations – 39.3%
U.S. Treasury Notes, 1%, 6/30/2019	$17,915,000	$ 17,686,164
U.S. Treasury Notes, 2%, 1/31/2020	22,250,000	22,054,443
U.S. Treasury Notes, 2.625%, 8/15/2020	18,025,000	18,005,989
U.S. Treasury Notes, 2.375%, 3/15/2021	18,815,000	18,638,609
U.S. Treasury Notes, 1.75%, 11/30/2021	14,000,000	13,537,344
U.S. Treasury Notes, 1.75%, 2/28/2022	14,420,000	13,907,414
U.S. Treasury Notes, 1.75%, 5/15/2022	13,500,000	12,987,422
U.S. Treasury Notes, 2.125%, 12/31/2022	14,635,000	14,205,097
U.S. Treasury Notes, 2.5%, 8/15/2023	9,210,000	9,058,899
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	8,329,646
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	8,960,311
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	9,357,820
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	4,917,623
U.S. Treasury Notes, 2.25%, 11/15/2025	4,255,000	4,064,522
U.S. Treasury Notes, 1.625%, 5/15/2026	4,080,000	3,707,222
U.S. Treasury Notes, 2%, 11/15/2026	4,335,000	4,032,058
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	3,892,898
U.S. Treasury Notes, 2.75%, 2/15/2028	3,650,000	3,584,557
		$ 190,928,038
Utilities - Electric Power – 2.3%
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	$3,500,000	$ 3,293,684
Enersis Americas S.A., 4%, 10/25/2026	252,000	241,303
Eversource Energy, 2.5%, 3/15/2021	1,000,000	979,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
FirstEnergy Corp., 3.9%, 7/15/2027	$2,827,000	$ 2,754,853
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,255,300
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	566,997
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	944,307
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	225,437
		$ 11,261,194
Total Bonds		$476,430,460
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.98% (v)	5,996,191	$ 5,995,591

Other Assets, Less Liabilities – 0.7%		3,334,511
Net Assets – 100.0%		$485,760,562
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,995,591 and $476,430,460, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $89,032,615, representing 18.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, 8.149%, 1/05/2023	1/18/02	$5,716	$5,716
% of Net assets			0.0%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$194,407,564	$—	$194,407,564
Non-U.S. Sovereign Debt	—	9,150,293	—	9,150,293
Municipal Bonds	—	4,803,090	—	4,803,090
U.S. Corporate Bonds	—	159,945,122	—	159,945,122
Residential Mortgage-Backed Securities	—	10,070,854	—	10,070,854
Commercial Mortgage-Backed Securities	—	7,687,170	—	7,687,170
Asset-Backed Securities (including CDOs)	—	16,443,650	—	16,443,650
Foreign Bonds	—	73,922,717	—	73,922,717
Mutual Funds	5,995,591	—	—	5,995,591
Total	$5,995,591	$476,430,460	$—	$482,426,051
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,134,327	71,098,751	(72,236,887)	5,996,191
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(911)	$414	$—	$117,677	$5,995,591

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.